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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21193
First American Minnesota Municipal Income Fund II, Inc.
(Exact name of registrant as specified in charter)
800 Nicollet Mall Minneapolis, MN		55402
(Address of principal executive offices)		(Zip code)
Charles D. Gariboldi, 800 Nicollet Mall Minneapolis, MN 55402
(Name and address of agent for service)

Registrant’s telephone number, including area code:		800-677-3863

Date of fiscal year end:	1/31/05

Date of reporting period:	4/30/05

Schedule of Investments

Minnesota Municipal Income Fund II

April 30, 2005

Description of Security	Principal Amount	Market Value (a)
(Percentages of each investment category relate to net assets applicable to outstanding common shares)

Municipal Long-Term Securities — 150.9%
Authority Revenue - 4.6%
Duluth Seaway Port Authority, Cargill Inc. Project, 4.20%, 5/1/13	$700,000	$716,884
St. Paul Port Authority Hotel Facility, Radisson City Center (Callable 8/1/08 at 100), 4.35%, 8/1/17	300,000	301,974
		1,018,858

Economic Development Revenue — 6.9%
Agriculture and Development Board, Fairview Health Care System (Callable 11/15/10 at 101), 6.38%, 11/15/29	700,000	766,017
Agriculture and Economic Development Board, Minn. Small Business Program A - Lot 1, AMT (Callable 8/1/10 at 100), 5.55%, 8/1/16 (c)	400,000	414,284
Marshall Health Care Facility, Weiner Medical Center (Callable 11/1/13 at 100), 5.35%, 11/1/17	350,000	372,512
		1,552,813

Education Revenue — 11.1%
Higher Education Facility, St. Catherine’s College (Callable 10/1/12 at 100), 5.38%, 10/1/32	1,000,000	1,052,720
Higher Education Facility, St. John’s University (Callable 10/1/11 at 100), 5.25%, 10/1/26	350,000	368,273
St. Paul Housing and Redevelopment Authority, St. Paul Academy and Summit School (Callable 10/1/09 at 100), 5.50%, 10/1/24	1,000,000	1,049,460
		2,470,453

General Obligations — 23.8%
Crow Wing County General Obligation (MBIA), 5.00%, 2/1/21 (b)	550,000	593,109
Lakeville Independent School District (FGIC) (Callable 2/1/13 at 100), 5.00%, 2/1/22 (b)	1,300,000	1,394,887
Minneapolis Sports Arena Project (Callable 4/1/08 at 100), 5.20%, 10/1/24	400,000	419,060
Mounds View Independent School District, 5.00%, 2/1/13	1,000,000	1,094,090
Robbinsdale Independent School District (FSA) (Callable 2/1/12 at 100), 5.00%, 2/1/21 (b)	1,000,000	1,059,840
St. Michael Independent School District (Callable 2/1/09 at 100), 4.88%, 2/1/18	695,000	727,123
		5,288,109

Health Care Revenue — 37.8%
Bemidji Health Care Facilities, North Country Health Services (RAAI) (Callable 9/1/12 at 100), 5.00%, 9/1/31 (b)	1,000,000	1,035,960
Cuyuna Range Hospital District (Callable 6/1/07 at 102), 6.00%, 6/1/29	350,000	338,650
Duluth Health Care Facility, Benedictine Health System - St. Mary’s Hospital (Callable 2/15/14 at 100), 5.25%, 2/15/33	1,000,000	1,024,690
Fergus Falls Health Care Facility, Lake Region Hospital (Callable 12/1/05 at 102), 6.50%, 12/1/25	500,000	514,430
Fergus Falls Health Care Facility, Lutheran Brethren Retirement Home (Callable until 10/31/05 at 102), 7.00%, 11/1/19	350,000	353,290
Glencoe Health Care Facilities, Glencoe Regional Health Services (Callable 4/1/11 at 101), 7.50%, 4/1/31	400,000	428,084

Golden Valley Health Care Facilities, Covenant Retirement Communities (Callable 12/1/09 at 101), 5.50%, 12/1/25	600,000	623,448
Minneapolis and St. Paul Housing and Redevelopment Authority, Healthpartners Project (Callable 12/1/13 at 100), 5.88%, 12/1/29	750,000	798,615
Minneapolis Health Care Facilities, Allina Health Systems (Callable 11/15/12 at 100), 5.75%, 11/15/32	300,000	320,199
Monticello, Big Lake Community Hospital District (Callable 12/1/12 at 100), 6.20%, 12/1/22	400,000	420,092
New Hope Housing and Health Care Facility, Masonic Home North Ridge (Callable 3/1/09 at 102), 5.75%, 3/1/15	400,000	413,100
Sauk Rapids Health Care Facility, Good Shepherd Lutheran Home (Callable 1/1/12 at 101), 6.00%, 1/1/34	200,000	205,142
Shakopee Health Care Facility, St. Frances Regional Medical Center (Callable 9/1/2014 @ 100), 5.10%, 9/1/25	500,000	511,115
St. Louis Park Health Care Facilities, Park Nicollet Health Systems (Callable 7/1/14 at 100), 5.50%, 7/1/25	250,000	264,078
St. Louis Park Health Care Facilities, Park Nicollet Health Systems (Callable 7/1/14 at 100), 5.25%, 7/1/30	250,000	258,720
St. Paul Housing and Redevelopment Authority, Regions Hospital (Callable 5/15/09 at 100), 5.25%, 5/15/18	500,000	508,830
St. Paul Housing and Redevelopment Authority, Regions Hospital (Callable 5/15/09 at 100), 5.30%, 5/15/28	170,000	171,916
Winona Health Care Facilities, Winona Health Obligated Group (Callable 7/1/12 at 102), 6.00%, 7/1/34	200,000	207,810
		8,398,169

Housing Revenue — 23.7%
Eden Prairie Multifamily Housing, Preserve Place (GNMA) (Callable 1/20/08 at 102), 5.60%, 7/20/28 (b)	500,000	516,095
Hopkins Multifamily Housing, Hopkins Renaissance Project (Callable 4/1/07 at 102), 6.25%, 4/1/15	500,000	522,295
Minneapolis Multifamily Housing, Seward Towers Project (GNMA) (Callable 5/20/13 at 102), 5.00%, 5/20/36 (b)	1,190,000	1,218,798
Southeast State Multi-County Housing and Redevelopment Authority, Goodhue County Apts. (Callable 1/1/10 at 100), 6.75%, 1/1/31	320,000	296,544
St. Paul Multifamily Housing, Selby Grotto Housing Project, AMT (GNMA) (Callable 9/20/13 at 100), 5.50%, 9/20/44 (c)	655,000	671,676
Washington County Housing and Redevelopment Authority, Woodland Park Apts. (Callable 10/1/12 at 100), 4.70%, 10/1/26	2,000,000	2,034,400
		5,259,808

Leasing Revenue — 20.8%
Andover Economic Development Authority Public Facilty Lease Revenue, Andover Community Center (Callable 2/1/14 at 100), 5.13%, 2/1/24	500,000	516,885
Hopkins Housing and Redevelopment Authority, Public Facility Lease Revenue, Public Works and Fire Station (MBIA) (Callable 2/1/13 at 100), 5.00%, 2/1/23 (b)	1,000,000	1,056,020
Otter Tail County Housing and Redevelopment Authority, Building Lease Revenue, Series A (Callable 2/1/13 at 100), 5.00%, 2/1/19	525,000	547,575
Ramsey County Public Improvement Fac. Lease (Callable 1/1/12 at 100), 4.75%, 1/1/24	1,000,000	1,017,670
St. Paul Port Authority Office Building Facility, Robert Street (Callable 12/1/12 at 100), 5.25%, 12/1/27	1,000,000	1,072,090
Washington County Housing and Redevelopment Authority, Lower St. Croix Valley Fire Protection (Callable 2/1/13 at 100), 5.13%, 2/1/24	400,000	413,276
		4,623,516

Recreation Authority Revenue — 3.3%
Moorhead Golf Course (Callable 12/1/08 at 100), 5.88%, 12/1/21	400,000	410,424
St. Paul Port Authority Hotel Facility, Radisson Kellogg Proj. (Callable 8/1/08 at 103), 7.38%, 8/1/29	300,000	314,448
		724,872

Tax Revenue — 0.9%
Minneapolis Tax Increment Revenue, St. Anthony Falls Project (Callable 3/1/12 at 102), 5.75%, 2/1/27	200,000	200,526

Transportation Revenue — 9.4%
Minneapolis and St. Paul Metropolitan Airport Commission (FGIC) (Callable 1/1/11 at 100), 5.25%, 1/1/32 (b)	1,000,000	1,061,780
Puerto Rico Commonwealth Highway Transportation Authority (Callable 7/1/13 at 100), 5.00%, 7/1/35	1,000,000	1,033,810
		2,095,590

Utility Revenue — 8.6%
Chaska Electric Revenue (Callable 10/1/10 at 100), 6.10%, 10/1/30	1,000,000	1,115,860
Chaska Electric Revenue (Callable 10/1/15 at 100), 5.00%, 10/1/30	500,000	516,395
Princeton Public Utility System (Callable 4/1/12 at 100), 4.55%, 4/1/18	105,000	106,579
Princeton Public Utility System (Callable 4/1/12 at 100), 4.55%, 4/1/19	170,000	172,008
		1,910,842

Total Municipal Long-Term Securities
(cost: $32,239,649)		33,543,556

Description of Security	Shares	Market Value (a)
(Percentages of each investment category relate to net assets applicable to outstanding common shares)

Money Market Fund — 5.8%
Federated Minnesota Municipal Cash Trust
(cost: $1,281,313)	1,281,313	1,281,313

Total Investments in Securities — 156.7%
(cost: $33,520,963)		$34,824,869

See accompanying Notes to Schedule of Investments

Notes to Schedule of Investments:

(a)   Security valuations for the fund’s investments are furnished by one or more independent pricing services that have been approved by the fund’s board of directors.  Investments in equity securities that are traded on a national securities exchange are stated at the last quoted sales price if readily available for such securities on each business day.  For securities traded on NASDAQ national market system, the fund utilizes the NASDAQ Official Closing Price which compares the last trade to the bid/ask price of a security.  If the last trade is within the bid/ask range, then that price will be the closing price.  If the last trade is below the bid, the bid will be the closing price.  Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding 60 days to maturity are valued by an independent pricing service.  The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques.  These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions.  Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system.  When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors.  Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold.  If events occur that materially affect the value of securities (including non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value. As of April 30, 2005, the fund had no fair valued securities.  Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost which approximates market value.  Security valuations are performed once a week and at the end of each month.

(b)  Portfolio abbreviations and definitions:

FGIC–Financial Guaranty Insurance Corporation

FSA–Financial Security Assurance

GNMA–Government National Mortgage Association

MBIA–Municipal Bond Insurance Association

RAAI-Radian Asset Assurance Inc.

(c)   AMT - Alternative Minimum Tax.  As of April 30, 2005, the aggregate market value of securities subject to the Alternative Minimum Tax is $671,676, which represents 3.0% of net assets applicable to common shares.

(d)  On April 30, 2005, the cost of investments in securities was $33,520,963.  The difference between federal tax cost and book cost is due to the tax deferral of market discount accretion.  The aggregate gross unrealized appreciation and depreciation of investments in securities, based on this cost were as follows:

Gross unrealized appreciation	$1,316,491
Gross unrealized depreciation	(12,585)
Net unrealized appreciation	$1,303,906

Item 2—Controls and Procedures

(a)  The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications of the principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Minnesota Municipal Income Fund II, Inc.

By:
/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.

President

Date: June 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.

President

Date:  June 29, 2005

By:
/s/ Charles D. Gariboldi
Charles D. Gariboldi

Treasurer

Date:  June 29, 2005